Document and Entity Information	Sep. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2022
Entity Registrant Name	Techpoint, Inc.
Entity Central Index Key	0001556898
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-55843
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0806545
Entity Address, Address Line One	2550 N. First Street
Entity Address, Address Line Two	#550
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	324-0588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Japanese Depositary Shares, each representing oneCommon Stock Share, $0.0001 par value per share